Related Party Disclosure (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Disclosure of transactions between related parties [text block]
	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Income
Inversiones ASPI S.A. (ASPI)
Income from office lease	12	12	12
Fees for management and administrative services	544	548	595
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 28	344	339	336
Income from office lease	323	318	315
Fossal S.A.A. (Fossal)
Income from office lease	15	12	16
Fees for management and administrative services	40	42	46
Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	28	26	40
Fees for management and administrative services	1,160	1,175	917
Expense
Security services provided by Compañía Minera Ares	1,989	2,059	1,195

Disclosure of rights and performance obligations [text block]
	2019		2018
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Fosfatos del Pacífico S.A.	543	-	1,487	-
Inversiones ASPI S.A.	157	-	1,240	-
Compañía Minera Ares S.A.C.	207	1,772	242	209
Otros	264	-	240	-

	1,171	1,772	3,209	209